Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2013	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						12/16/2013
2	Collection Period					11/1/2013	11/30/2013	30
3	Monthly Interest Period-Actual					11/15/2013	12/15/2013	31
4	Monthly Interest - Scheduled					11/15/2013	12/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	0.0000000
6	Class A-2 Notes	249,050,000.00	0.00	—	—	0.00	—	—
7	Class A-3 Notes	249,450,000.00	0.00	—	—	—	—	—
8	Class A-4 Notes	86,660,000.00	46,778,897.74	—	—	20,138,681.62	26,640,216.12	0.3074108
9	Total Class A Notes	684,370,000.00	46,778,897.74	0.00	0.00	20,138,681.62	26,640,216.12
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$ 716,760,000.00	79,168,897.74	$0.00	$0.00	$20,138,681.62	59,030,216.12

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11

15	Total Target Overcollateralization	$ 105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	69,388.70	0.8007004	20,138,681.62	232.3872793	0.00
20	Total Class A Notes		69,388.70	0.1013906	20,138,681.62	29.4265991	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		126,071.20	0.1758904	20,138,681.62	28.0968269	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	166,013,911.67				147,889,098.21

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	164,321,220.23
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	150,871,379.65

			Units	Securitization Value
27	Securitization Value - Beginning of Period		12,252	184,459,901.85
28	Depreciation/Payments			(2,657,126.47)
29	Gross Credit Losses		(19)	(269,203.87)
30	Scheduled & Early Terminations		(972)	(13,029,893.81)
31	Payoff Units & Lease Reversals		(262)	(4,182,457.47)
32	Repurchased Leases		—	—

33	Securitization Value - End of Period		10,999	164,321,220.23

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				153,716.58
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(22,104.38)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	10,106	99.10%	152,179,257.45
41	31 - 60 Days Delinquent	68	0.67%	971,191.34
42	61 - 90 Days Delinquent	17	0.17%	253,727.19
43	91+ Days Delinquent	6	0.06%	53,474.59

44	Total	10,197	100.00%	153,457,650.57

45	Current Period Net Residual Losses/(Gains)				(497,388.14)

46	Current Period Net Credit Losses/(Gains)				(8,262.52)

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT COLLECTED AMOUNTS

47	Collected Amounts	22,174,066.02

48	Investment Earnings on Collection Account	644.83

49	Total Collected Amounts, prior to Servicer Advances	22,174,710.85

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	22,174,710.85

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	153,716.58
53	Interest on the Exchange Note - to the Trust Collection Account	290,524.35
54	Principal on the Exchange Note - to the Trust Collection Account	18,124,813.46
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,902,272.20
56	Remaining Funds Payable to Trust Collection Account	1,703,384.26

57	Total Distributions	22,174,710.85

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS

58	Available Funds	22,020,994.27
59	Investment Earnings on Reserve Account	211.21
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	22,021,205.48

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	7,685.83
63	Class A Noteholders' Interest Distributable Amount	69,388.70
64	Noteholders' First Priority Principal Distributable Amount	—
65	Class B Noteholders' Interest Distributable Amount	56,682.50
66	Noteholders' Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders' Regular Principal Distributable Amount	20,138,681.62
69	Remaining Funds Payable to Certificateholder	1,748,766.83

70	Total Distributions	22,021,205.48